Investment Risks - (Fidelity Treasury Digital Fund)	Apr. 30, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund will not impose a fee upon the sale of your shares.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Interest Rate Changes [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.
Issuer-Specific Changes [Member]
Prospectus [Line Items]
Risk [Text Block]	• Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
• U.S. Treasury Obligations.
U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.